Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2014	Aug. 19, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jul. 31, 2016	Mar. 28, 2015	Feb. 24, 2015
Summary of Significant Accounting Policies [Line Items]
Cash, FDIC Insured Amount			$ 109,791		$ 109,791		$ 100,053
Capitalized costs of proved oil and gas properties			9,370,226		9,370,226		10,003,625	$ 0
Capitalized costs of unproved oil and gas properties			7,859,844		7,859,844		8,087,991	19,564
Depletion of Oil and Gas Properties			279,945	$ 0	709,844	$ 0
Other Depreciation and Amortization			9,404	$ 2,452	29,197	3,719	10,143	0
Asset Impairment Charges, Total					0	$ 27,368	7,814,365	0
Deferred Tax Assets, Valuation Allowance			$ 2,400,600		$ 2,400,600		$ 1,242,000	$ 5,000
Percentage Of Issued And Outstanding Common Stock Owned	100.00%
Operating Loss Carryforwards	$ 425,000	$ 42,000,000
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			359,916		359,916
Convertible Preferred Stock value Issued Upon Conversion			$ 431,900		$ 431,900
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature					$ 71,894
Dividends, Preferred Stock, Cash			$ 19,996
Series A Preferred Stock [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion									275,000
Revenues [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			83.90%		74.90%
WIOG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of Voting Interests Acquired							83.00%
WIOG [Member] | Stock Exchange Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of Voting Interests Acquired							17.00%			83.00%	83.00%
Terex Energy Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of Voting Interests Acquired	100.00%
Percentage Of Issued And Outstanding Common Stock Owned		52.00%
Operating Loss Carryforwards		$ 42,000,000